Intangible Asset, Net - Schedule of Intangible Asset, Net (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Patents	$ 393,370	$ 380,394
Less accumulated amortization	(200,272)	(168,363)
Patents, Total	193,098	212,031
Patents pending	226,420	212,726
Total intangible assets, net	$ 419,518	$ 424,757